Income Tax Expense (Details) - Schedule of reconciliation between provision for income taxes - CNY (¥) ¥ in Thousands		12 Months Ended
		Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
Schedule Of Reconciliation Between Provision For Income Taxes Abstract
Net loss before provision for income tax after elimination adjustment		¥ (604,871)	¥ (439,952)	¥ (242,911)
PRC statutory tax rate		25.00%	25.00%	25.00%
Income tax at statutory tax rate		¥ (151,218)	¥ (109,988)	¥ (60,728)
Effect of intercompany transactions between continuing and discontinued operations			154,947	130,721
Effect of expenses that are not deductible in determining taxable profit	[1]	180,404	66,668	(1,738)
Unrecognized tax losses		14,442	46,488	50,389
Utilization of tax losses previously not recognized		(13,293)	(11,789)	(4,261)
Effect of tax rate difference from tax holiday and statutory rate in other jurisdictions		7,604	(51,815)	(49,907)
Withholding tax expense	[2]	25,000
Others		(4,020)	(335)	(661)
Income tax expense recognized in profit or loss		¥ 58,919	¥ 94,176	¥ 63,815

[1]	Included in the expenses that are not deductible in determining taxable profit were primarily related to impairment loss, share based compensation and non-deductible expenses arose from Overseas Schools.
[2]	The Enterprise Income Tax Law and its implementation rules also impose a withholding tax at 10%, unless reduced by a tax treaty or agreement, for dividends receivable by non-PRC-resident enterprises from PRC-resident enterprises in respect of earnings accumulated beginning on January 1, 2008. As of August 31, 2022, the Company has recorded RMB 25,000 for dividend withholding tax related to the distributed earnings of Zhuhai Bright Scholar to Time Education China Holdings Limited.